Quarterly Holdings Report
for

Fidelity® Small Cap Value Fund

April 30, 2021

SCV-QTLY-0621
1.815774.116

Schedule of Investments April 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.6%
	Shares	Value
COMMUNICATION SERVICES - 1.2%
Media - 1.2%
Cogeco Communications, Inc.	145,400	$13,810,723
Nexstar Broadcasting Group, Inc. Class A	239,500	35,304,695
		49,115,418
CONSUMER DISCRETIONARY - 11.4%
Auto Components - 1.1%
Adient PLC (a)	695,035	32,207,922
Lear Corp.	60,100	11,048,784
		43,256,706
Hotels, Restaurants & Leisure - 2.6%
Hilton Grand Vacations, Inc. (a)	1,386,300	61,773,528
International Game Technology PLC	2,500,000	43,050,000
		104,823,528
Household Durables - 1.4%
KB Home	500,000	24,115,000
TRI Pointe Homes, Inc. (a)	1,250,000	29,775,000
		53,890,000
Specialty Retail - 2.0%
Bed Bath & Beyond, Inc.	172,500	4,367,700
Rent-A-Center, Inc.	1,000,000	57,550,000
The Aaron's Co., Inc.	77,206	2,384,893
Williams-Sonoma, Inc.	100,100	17,092,075
		81,394,668
Textiles, Apparel & Luxury Goods - 4.3%
Crocs, Inc. (a)	350,000	35,042,000
Oxford Industries, Inc.	316,500	28,874,295
PVH Corp.	452,700	51,236,586
Tapestry, Inc.	1,221,000	58,424,850
		173,577,731

TOTAL CONSUMER DISCRETIONARY		456,942,633

CONSUMER STAPLES - 1.9%
Food & Staples Retailing - 1.9%
BJ's Wholesale Club Holdings, Inc. (a)	500,000	22,335,000
U.S. Foods Holding Corp. (a)	1,298,000	53,815,080
		76,150,080
ENERGY - 3.1%
Energy Equipment & Services - 0.9%
Technip Energies NV ADR (a)	755,700	10,738,497
TechnipFMC PLC	3,778,500	27,960,900
		38,699,397
Oil, Gas & Consumable Fuels - 2.2%
Brigham Minerals, Inc. Class A	2,000,000	34,280,000
BW Energy Ltd. (a)	8,925,996	29,756,894
Euronav NV (b)	2,035,400	17,341,608
Renewable Energy Group, Inc. (a)(b)	100,000	5,552,000
		86,930,502

TOTAL ENERGY		125,629,899

FINANCIALS - 28.3%
Banks - 13.4%
Associated Banc-Corp.	1,000,000	21,890,000
BankUnited, Inc.	372,001	17,338,967
Camden National Corp.	187,830	8,963,248
Comerica, Inc.	553,300	41,586,028
Cullen/Frost Bankers, Inc.	250,000	30,015,000
Eastern Bankshares, Inc.	3,000,000	63,990,000
First Citizens Bancshares, Inc.	10,000	8,674,600
First Foundation, Inc.	1,596,600	37,999,080
Signature Bank	225,000	56,589,750
Sterling Bancorp	2,157,300	54,212,949
Synovus Financial Corp.	976,700	45,768,162
The Bank of NT Butterfield & Son Ltd.	550,000	21,571,000
Trico Bancshares	1,200,000	55,536,000
Western Alliance Bancorp.	699,700	73,517,479
		537,652,263
Capital Markets - 1.3%
AllianceBernstein Holding LP	888,200	38,290,302
Lazard Ltd. Class A	323,300	14,545,267
		52,835,569
Consumer Finance - 2.4%
Encore Capital Group, Inc. (a)	1,250,200	49,182,868
First Cash Financial Services, Inc.	650,000	46,819,500
		96,002,368
Diversified Financial Services - 1.1%
ECN Capital Corp.	6,302,051	42,247,814
Insurance - 8.7%
Assurant, Inc.	475,000	73,910,000
Axis Capital Holdings Ltd.	744,600	41,548,680
Enstar Group Ltd. (a)	225,000	56,515,500
First American Financial Corp.	600,000	38,700,000
Old Republic International Corp.	2,518,700	62,010,394
Primerica, Inc.	200,000	31,954,000
Reinsurance Group of America, Inc.	350,000	45,685,500
		350,324,074
Thrifts & Mortgage Finance - 1.4%
Flagstar Bancorp, Inc.	1,230,000	57,244,200

TOTAL FINANCIALS		1,136,306,288

HEALTH CARE - 3.5%
Biotechnology - 0.9%
Novavax, Inc. (a)	161,900	38,358,967
Health Care Equipment & Supplies - 0.8%
Envista Holdings Corp. (a)	750,000	32,460,000
Health Care Providers & Services - 0.7%
Premier, Inc.	750,000	26,512,500
Pharmaceuticals - 1.1%
Jazz Pharmaceuticals PLC (a)	133,600	21,963,840
Prestige Brands Holdings, Inc. (a)	500,000	21,780,000
		43,743,840

TOTAL HEALTH CARE		141,075,307

INDUSTRIALS - 17.1%
Aerospace & Defense - 1.1%
Curtiss-Wright Corp.	333,000	42,590,700
Building Products - 2.6%
American Woodmark Corp. (a)	176,800	17,584,528
Jeld-Wen Holding, Inc. (a)	2,000,000	58,340,000
Owens Corning	313,100	30,311,211
		106,235,739
Commercial Services & Supplies - 0.4%
HNI Corp.	394,900	16,720,066
Construction & Engineering - 1.1%
AECOM (a)	225,100	14,953,393
Arcosa, Inc.	500,000	30,145,000
		45,098,393
Electrical Equipment - 1.7%
Atkore, Inc. (a)	411,100	32,180,908
Regal Beloit Corp.	237,268	34,268,617
		66,449,525
Machinery - 4.6%
Crane Co.	467,300	43,954,238
ITT, Inc.	650,000	61,301,500
Luxfer Holdings PLC sponsored	1,191,600	26,346,276
SPX Flow, Inc.	811,300	54,024,467
		185,626,481
Professional Services - 4.4%
ASGN, Inc. (a)	250,000	26,295,000
CACI International, Inc. Class A (a)	275,000	70,086,500
Kelly Services, Inc. Class A (non-vtg.) (a)	1,000,000	25,050,000
Manpower, Inc.	456,600	55,198,374
		176,629,874
Road & Rail - 0.9%
ArcBest Corp.	501,400	36,481,864
Trading Companies & Distributors - 0.3%
Beacon Roofing Supply, Inc. (a)	178,000	10,026,740

TOTAL INDUSTRIALS		685,859,382

INFORMATION TECHNOLOGY - 8.7%
Communications Equipment - 0.7%
Lumentum Holdings, Inc. (a)	350,000	29,767,500
Electronic Equipment & Components - 5.0%
Avnet, Inc.	716,000	31,446,720
Insight Enterprises, Inc. (a)	254,400	25,534,128
Jabil, Inc.	789,000	41,359,380
SYNNEX Corp.	480,000	58,176,000
TTM Technologies, Inc. (a)(b)	3,000,000	45,000,000
		201,516,228
IT Services - 1.8%
Concentrix Corp. (a)	150,000	23,307,000
Genpact Ltd.	750,000	35,647,500
Unisys Corp. (a)	517,800	12,427,200
		71,381,700
Software - 1.2%
Xperi Holding Corp.	2,358,101	48,458,976

TOTAL INFORMATION TECHNOLOGY		351,124,404

MATERIALS - 7.9%
Chemicals - 2.0%
Tronox Holdings PLC	1,250,000	26,500,000
Valvoline, Inc.	1,395,800	43,828,120
Westlake Chemical Corp.	128,100	12,027,309
		82,355,429
Construction Materials - 1.8%
Eagle Materials, Inc.	180,200	24,892,828
RHI Magnesita NV	400,000	25,079,868
Summit Materials, Inc. (a)	750,000	21,592,500
		71,565,196
Containers & Packaging - 3.1%
Ardagh Group SA	926,244	24,878,914
O-I Glass, Inc. (a)	3,390,100	55,902,749
WestRock Co.	800,000	44,600,000
		125,381,663
Metals & Mining - 1.0%
Commercial Metals Co.	1,345,400	39,312,588

TOTAL MATERIALS		318,614,876

REAL ESTATE - 9.3%
Equity Real Estate Investment Trusts (REITs) - 4.2%
Corporate Office Properties Trust (SBI)	500,000	14,020,000
Douglas Emmett, Inc.	1,500,000	50,310,000
Equity Commonwealth	185,400	5,339,520
Lexington Corporate Properties Trust	4,000,000	48,960,000
RLJ Lodging Trust	3,000,000	48,420,000
		167,049,520
Real Estate Management & Development - 5.1%
Cushman & Wakefield PLC (a)	3,401,300	57,822,100
DIC Asset AG	2,532,064	45,114,658
Jones Lang LaSalle, Inc. (a)	262,400	49,307,584
Realogy Holdings Corp. (a)	3,083,900	53,289,792
		205,534,134

TOTAL REAL ESTATE		372,583,654

UTILITIES - 2.2%
Electric Utilities - 0.4%
Portland General Electric Co.	331,900	16,880,434
Gas Utilities - 1.4%
Brookfield Infrastructure Corp. A Shares	750,000	54,022,500
Independent Power and Renewable Electricity Producers - 0.4%
Clearway Energy, Inc. Class C	526,400	15,102,416

TOTAL UTILITIES		86,005,350

TOTAL COMMON STOCKS
(Cost $2,636,084,886)		3,799,407,291

Money Market Funds - 2.9%
Fidelity Cash Central Fund 0.04% (c)	91,518,248	91,536,551
Fidelity Securities Lending Cash Central Fund 0.04% (c)(d)	26,348,697	26,351,332
TOTAL MONEY MARKET FUNDS
(Cost $117,887,883)		117,887,883

Equity Funds - 3.0%
Domestic Equity Funds - 3.0%
iShares Russell 2000 Value ETF (b)
(Cost $122,243,554)	750,000	121,784,999
TOTAL INVESTMENT IN SECURITIES - 100.5%
(Cost $2,876,216,323)		4,039,080,173
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(20,657,066)
NET ASSETS - 100%		$4,018,423,107

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$21,507
Fidelity Securities Lending Cash Central Fund	64,412
Total	$85,919

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Knoll, Inc.	$8,374,992	$28,420,800	$62,478,831	$379,227	$25,372,085	$310,954	$--
Total	$8,374,992	$28,420,800	$62,478,831	$379,227	$25,372,085	$310,954	$--

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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